Leases (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	¥ 223	$ 31
Operating lease liabilities - current	148	20
Operating lease liabilities - non-current	37	5
Total operating lease liabilities	¥ 185	$ 25